Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(7)	Company- Selected Measure: Revenue(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)(6)
2022	$5,468,805	$10,041,112	$2,810,650	$4,730,500	$98.77	$110.75	$46,670,000	$1,073,853,000
2021	$6,197,825	$1,252,419	$2,442,544	$596,087	$70.78	$129.92	$55,087,000	$1,132,123,000
2020	$4,613,413	$(1,795,185)	$2,282,923	$(158,031)	$112.00	$175.60	$86,268,000	$1,004,272,000
2019	$7,417,025	$15,194,481	$2,824,594	$4,636,643(9)	$182.10	$119.99	$81,138,000	$997,137,000
2018	$4,600,125	$8,877,542	$2,270,112	$4,271,918	$128.29	$116.04	$(15,671,000)	$473,740,000

(1)
In 2022, 2021, 2020, 2019, and 2018, the PEO was Karl McDonnell.

(2)
The tables below detail the components and amounts included in the “Compensation Actually Paid to PEO”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2022	$5,468,805	$(3,360,000)	$7,932,307	$10,041,112
2021	$6,197,825	$(5,000,000)	$54,594	$1,252,419
2020	$4,613,413	$(3,000,000)	$(3,408,598)	$(1,795,185)
2019	$7,417,025	$(5,000,000)	$12,777,456	$15,194,481
2018	$4,600,125	$(3,000,000)	$7,277,417	$8,877,542

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Compensation Actually Paid to PEO” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2022	$5,257,857	$2,358,006	$(121,004)	$437,448	$7,932,307
2021	$3,196,643	$(3,480,609)	$(16,900)	$355,460	$54,594
2020	$1,955,981	$(5,765,290)	$133,807	$266,904	$(3,408,598)
2019	$6,253,033	$4,130,083	$2,100,564	$293,776	$12,777,456
2018	$3,739,571	$2,353,174	$975,487	$209,185	$7,277,417
(3)
In 2022 and 2021, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Christa E. Hokenson. In 2020, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Andrew E. Watt. In 2019, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, Andrew E. Watt, and J. Kevin Gilligan. In 2018 the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and J. Kevin Gilligan.

(4)
The tables below detail the components and amounts included in the “Average Compensation Actually Paid to Non-PEO NEOs”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2022	$2,810,650	$(1,680,000)	$3,599,850	$4,730,500
2021	$2,442,544	$(1,750,000)	$(96,457)	$596,087
2020	$2,282,923	$(1,350,000)	$(1,090,954)	$(158,031)
2019	$2,824,594	$(1,450,000)	$3,262,049	$4,636,643
2018	$2,270,112	$(1,250,000)	$3,251,806	$4,271,918

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Average Compensation Actually Paid to Non-PEO NEOs” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2022	$2,628,928	$827,674	$(35,578)	$178,826	$3,599,850
2021	$1,118,843	$(1,344,711)	$(3,098)	$132,509	$(96,457)
2020	$880,230	$(2,078,089)	$7,763	$99,142	$(1,090,954)
2019	$1,813,430	$902,466	$365,773	$180,380	$3,262,049
2018	$1,558,136	$1,564,877	$462	$128,331	$3,251,806

(5)
This column reflects cumulative Total Shareholder Return (“TSR”) for the trailing one- to five- year period from 2018 to 2022, as calculated in accordance with Item 402(v)(2)(iv) of Regulation S-K. Accordingly, TSR for 2018 reflects a one-year return, TSR for 2019 reflects a two-year cumulative return, etc. TSR for 2022 reflects a five-year cumulative return.

(6)
The Peer Group used in calculating these amounts is composed of 2U, Inc., Adtalem Global Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Stride, Inc. (formerly K12, Inc.), Laureate Education, Inc., Pearson PLC, and Perdoceo Education Corporation. The same peer group was used to create the Peer Group Performance Graph in Item 5 of the Company’s 2022 Annual Report on Form 10-K, in accordance with Item 201(e) of Regulation S-K.

(7)
Amounts in this column are rounded to the nearest thousand.

(8)
The revenue figures used to evaluate the achievement of non-equity compensation targets are based on adjusted results, which exclude purchase accounting adjustments to record acquired contract liabilities at fair value as a result of the Company’s acquisition of ANZ in 2020 and the Company’s merger with Capella Education Company in 2018. For 2018, the revenue amount was further adjusted to exclude all post-merger revenue related to Capella Education Company. For 2020, the revenue amount was further adjusted to exclude all post-acquisition revenue related to ANZ, as described in Annex 1. For 2021 and 2022, the revenue amount was further adjusted using a constant exchange rate of 0.74 and 0.72 Australian Dollars to U.S. Dollars, respectively. Amounts in this column are rounded to the nearest thousand.

(9)
This amount includes severance payments to Mr. Gilligan in connection with his resignation as an executive per his separation agreement. These payments were described in detail in our proxy statement filed with the Securities and Exchange Commission on March 16, 2020.

Named Executive Officers, Footnote [Text Block]	(1) In 2022, 2021, 2020, 2019, and 2018, the PEO was Karl McDonnell.
Peer Group Issuers, Footnote [Text Block]
(5)
This column reflects cumulative Total Shareholder Return (“TSR”) for the trailing one- to five- year period from 2018 to 2022, as calculated in accordance with Item 402(v)(2)(iv) of Regulation S-K. Accordingly, TSR for 2018 reflects a one-year return, TSR for 2019 reflects a two-year cumulative return, etc. TSR for 2022 reflects a five-year cumulative return.

(6)
The Peer Group used in calculating these amounts is composed of 2U, Inc., Adtalem Global Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Stride, Inc. (formerly K12, Inc.), Laureate Education, Inc., Pearson PLC, and Perdoceo Education Corporation. The same peer group was used to create the Peer Group Performance Graph in Item 5 of the Company’s 2022 Annual Report on Form 10-K, in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 5,468,805	$ 6,197,825	$ 4,613,413	$ 7,417,025	$ 4,600,125
PEO Actually Paid Compensation Amount	$ 10,041,112	1,252,419	(1,795,185)	15,194,481	8,877,542
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The tables below detail the components and amounts included in the “Compensation Actually Paid to PEO”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2022	$5,468,805	$(3,360,000)	$7,932,307	$10,041,112
2021	$6,197,825	$(5,000,000)	$54,594	$1,252,419
2020	$4,613,413	$(3,000,000)	$(3,408,598)	$(1,795,185)
2019	$7,417,025	$(5,000,000)	$12,777,456	$15,194,481
2018	$4,600,125	$(3,000,000)	$7,277,417	$8,877,542

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Compensation Actually Paid to PEO” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2022	$5,257,857	$2,358,006	$(121,004)	$437,448	$7,932,307
2021	$3,196,643	$(3,480,609)	$(16,900)	$355,460	$54,594
2020	$1,955,981	$(5,765,290)	$133,807	$266,904	$(3,408,598)
2019	$6,253,033	$4,130,083	$2,100,564	$293,776	$12,777,456
2018	$3,739,571	$2,353,174	$975,487	$209,185	$7,277,417

Non-PEO NEO Average Total Compensation Amount	$ 2,810,650	2,442,544	2,282,923	2,824,594	2,270,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,730,500	596,087	(158,031)	4,636,643	4,271,918
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
In 2022 and 2021, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Christa E. Hokenson. In 2020, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Andrew E. Watt. In 2019, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, Andrew E. Watt, and J. Kevin Gilligan. In 2018 the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and J. Kevin Gilligan.

(4)
The tables below detail the components and amounts included in the “Average Compensation Actually Paid to Non-PEO NEOs”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2022	$2,810,650	$(1,680,000)	$3,599,850	$4,730,500
2021	$2,442,544	$(1,750,000)	$(96,457)	$596,087
2020	$2,282,923	$(1,350,000)	$(1,090,954)	$(158,031)
2019	$2,824,594	$(1,450,000)	$3,262,049	$4,636,643
2018	$2,270,112	$(1,250,000)	$3,251,806	$4,271,918

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Average Compensation Actually Paid to Non-PEO NEOs” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2022	$2,628,928	$827,674	$(35,578)	$178,826	$3,599,850
2021	$1,118,843	$(1,344,711)	$(3,098)	$132,509	$(96,457)
2020	$880,230	$(2,078,089)	$7,763	$99,142	$(1,090,954)
2019	$1,813,430	$902,466	$365,773	$180,380	$3,262,049
2018	$1,558,136	$1,564,877	$462	$128,331	$3,251,806

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Comparison of Compensation Actually Paid To SEI TSR
Between December 31, 2018 and December 31, 2019, Compensation Actually Paid to the PEO, Average Compensation Paid to Non-PEO NEOs, and TSR all increased. Between December 31, 2019 and December 31, 2020, TSR and both Compensation Actually Paid to the PEO and Average Compensation Paid to Non-PEO NEOs decreased. Between December 31, 2020 and December 31, 2021, the TSR decreased and the two compensation measures increased. Between December 31, 2021 and December 31, 2022, all three numbers increased.

Compensation Actually Paid vs. Net Income [Text Block]
Comparison of Compensation Actually Paid To Net Income
Between December 31, 2018 and December 31, 2019, Compensation Actually Paid to the PEO, Average Compensation Paid to Non-PEO NEOs, and Net Income all increased. Between December 31, 2019 and December 31, 2020, Net Income increased while both Compensation Actually Paid to the PEO and Average Compensation Paid to Non-PEO NEOs decreased. Between December 31, 2020 and December 31, 2021, Net Income decreased and the two compensation measures increased. Between December 31, 2021 and December 31, 2022, Net Income declined, while the compensation measures increased.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Comparison of Compensation Actually Paid To Revenue
Between December 31, 2018 and December 31, 2019, Compensation Actually Paid to the PEO, Average Compensation Paid to Non-PEO NEOs, and Revenue all increased. Between December 31, 2019 and December 31, 2020, Revenue increased while both Compensation Actually Paid to the PEO and Average Compensation Paid to Non-PEO NEOs decreased. Between December 31, 2020 and December 31, 2021, all three figures increased. Between December 31, 2021 and December 31, 2022, revenue declined, while the compensation measures increased.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison of Company TSR to Peer Group TSR
In 2018, the Company’s TSR and the Peer Group TSR increased, with the Company’s TSR growing more than the Peer Group TSR. In 2019, the Company’s TSR and the Peer Group TSR increased, with the Company’s TSR growing more than the Peer Group TSR. In 2020, the Company’s TSR decreased, while the Peer Group TSR increased. In 2021, both the Company’s TSR and the Peer Group TSR decreased. In 2022, the Company’s TSR increased and the Peer Group TSR decreased.

Tabular List [Table Text Block]
Performance Measures
As discussed above in “2022 Compensation Decisions,” in 2022, the Board of Directors set both quantitative financial objectives and strategic objectives for the Company. These Financial Performance Measures and Strategic Performance Measures, which the Compensation Committee and the Board use to link compensation of our named executive officers to company performance, are listed in the table below. In 2022, for purposes of the comparisons required by Item 402(v) of Regulation S-K, we have selected Revenue as the “Company-Selected Measure.”
Financial Performance Measures
Revenue
Operating Income (EBIT)
Diluted Earnings Per Share
Strategic Performance Measures
Reduce average Title IV funding per student
Reduce the Company’s enterprise real estate footprint
Maintain compliance with all regulatory, legal, and ethical business standards
Reallocate excess capital into the business or back to our stockholders

Total Shareholder Return Amount	$ 98.77	70.78	112	182.1	128.29
Peer Group Total Shareholder Return Amount	110.75	129.92	175.6	119.99	116.04
Net Income (Loss)	$ 46,670,000	$ 55,087,000	$ 86,268,000	$ 81,138,000	$ (15,671,000)
Company Selected Measure Amount	1,073,853,000	1,132,123,000	1,004,272,000	997,137,000	473,740,000
PEO Name	Karl McDonnell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Financial Performance Measures
Non-GAAP Measure Description [Text Block]
(8)
The revenue figures used to evaluate the achievement of non-equity compensation targets are based on adjusted results, which exclude purchase accounting adjustments to record acquired contract liabilities at fair value as a result of the Company’s acquisition of ANZ in 2020 and the Company’s merger with Capella Education Company in 2018. For 2018, the revenue amount was further adjusted to exclude all post-merger revenue related to Capella Education Company. For 2020, the revenue amount was further adjusted to exclude all post-acquisition revenue related to ANZ, as described in Annex 1. For 2021 and 2022, the revenue amount was further adjusted using a constant exchange rate of 0.74 and 0.72 Australian Dollars to U.S. Dollars, respectively. Amounts in this column are rounded to the nearest thousand.

(9)
This amount includes severance payments to Mr. Gilligan in connection with his resignation as an executive per his separation agreement. These payments were described in detail in our proxy statement filed with the Securities and Exchange Commission on March 16, 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income (EBIT)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
PEO [Member] | Stock Awards Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,360,000)	$ (5,000,000)	$ (3,000,000)	$ (5,000,000)	$ (3,000,000)
PEO [Member] | Equity Award Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,932,307	54,594	(3,408,598)	12,777,456	7,277,417
PEO [Member] | Equity Award Adjustment, Year end fair value of equity awards granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,257,857	3,196,643	1,955,981	6,253,033	3,739,571
PEO [Member] | Equity Award Adjustment, Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,358,006	(3,480,609)	(5,765,290)	4,130,083	2,353,174
PEO [Member] | Equity Award Adjustment, Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,004)	(16,900)	133,807	2,100,564	975,487
PEO [Member] | Equity Award Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	437,448	355,460	266,904	293,776	209,185
Non-PEO NEO [Member] | Stock Awards Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,680,000)	(1,750,000)	(1,350,000)	(1,450,000)	(1,250,000)
Non-PEO NEO [Member] | Equity Award Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,599,850	(96,457)	(1,090,954)	3,262,049	3,251,806
Non-PEO NEO [Member] | Equity Award Adjustment, Year end fair value of equity awards granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,628,928	1,118,843	880,230	1,813,430	1,558,136
Non-PEO NEO [Member] | Equity Award Adjustment, Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	827,674	(1,344,711)	(2,078,089)	902,466	1,564,877
Non-PEO NEO [Member] | Equity Award Adjustment, Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,578)	(3,098)	7,763	365,773	462
Non-PEO NEO [Member] | Equity Award Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 178,826	$ 132,509	$ 99,142	$ 180,380	$ 128,331